Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-Based Compensation Expense

Share-based compensation expense is included in the following line items in our statement of operations:

	2012	2011	2010
Cost of revenue	2	1	1
Research and development	5	2	—
Selling, general and administrative	45	28	11

	52	31	12

Pre-IPO Plans [Member]
Summary of Stock Options and Share Rights and Changes

The following table summarizes the information about NXP’s outstanding Pre-IPO stock options and changes during 2012 and 2011.

Stock options

	2012		2011
	Stock options	Weighted average exercise price in EUR	Stock options	Weighted average exercise price in EUR
Outstanding at January 1	16,128,196	24.46	18,050,123	23.30
Granted	—	—	—	—
Exercised	(544,462)	7.65	(1,051,993)	6.61
Forfeited	(469,518)	21.86	(869,934)	22.08

Outstanding at December 31	15,114,216	25.14	16,128,196	24.46
Exercisable at December 31	2,372,254	11.96	2,875,053	12.46

Outstanding Options Issued

The outstanding options issued under the Pre-IPO plans are categorized by exercise prices as follows:

Euro-denominated

exercise price	Shares	Intrinsic value in millions
2.00 – 9.50	1,260,268	29
15.00	4,957,155	32
20.00	1,479,889	—
30.00	3,083,343	—
40.00	3,612,921	—
50.00	720,640	—

	15,114,216	61

Weighted Average Grant-Date Fair Value of Options Granted

Upon completion of the secondary offering on February 7, 2013, in total up to 38% of the options under the Pre-IPO Plans became exercisable, subject to applicable laws and regulations. If the secondary offering had occurred before end of 2012, then the exercisable number of options would have been 5,173,338 with a weighted average exercise price of €14.65.

Weighted average fair value in EUR
Weighted average grant-date fair value in euros of options granted during:
2010	1.20
2009	1.80

Summary of Status of Pre-IPO Equity Rights and Changes

A summary of the status of NXP’s Pre-IPO equity rights and changes during 2012 and 2011 is presented below. All equity rights have an exercise price of nil.

Equity rights

	2012		2011
	Shares	Weighted average grant date fair value in EUR	Shares	Weighted average grant date fair value in EUR
Outstanding at January 1	444,395	9.34	472,742	9.13
Granted	—	—	—	—
Released	(381,630)	9.10	—	—
Forfeited	—	—	(28,347)	5.80

Outstanding at December 31	62,765	10.80	444,395	9.34
Exercisable at December 31	—	—	—	—

Post-IPO Plan [Member]
Summary of Stock Options and Share Rights and Changes

A summary of the status of NXP’s Post-IPO stock options and share rights and changes during 2012 and 2011 is presented below.

Stock options

	2012		2011
	Stock options	Weighted average exercise price in USD	Stock options	Weighted average exercise price in USD

Outstanding at January 1	7,366,908	15.49	3,749,932	13.27
Granted	4,972,081	23.36	4,045,537	17.35
Exercised	(637,858)	14.14	(71,542)	13.27
Forfeited	(791,017)	15.94	(357,019)	13.65

Outstanding at December 31	10,910,114	19.12	7,366,908	15.49
Exercisable at December 31	1,819,243	15.05	853,732	13.27

Outstanding Options Issued

The outstanding options issued under the Post-IPO Plans are categorized by exercise price as follows:

USD-denominated

Year granted	Exercise price	Shares	Intrinsic value in millions	Weighted average remaining contractual term

2012	23.49	4,047,450	11	9.8
2012	22.62	197,550	1	9.6
2012	26.32	158.930	—	9.3
2012	21.63	493,865	2	9.1
2011	25.01	86,492	—	8.1
2011	31.81	61,040	—	8.3
2011	19.78	82,365	1	8.6
2011	16.84	3,298,913	31	8.8
2010	13.27	2,483,509	32	7.8

Summary of Performance Share Units

Performance share units

	2012		2011
	Shares	Weighted average grant date fair value in USD	Shares	Weighted average grant date fair value in USD
Outstanding at January 1	1,487,149	16.00	846,819	13.27
Granted	1,171,600	23.35	987,225	17.38
Vested	(30,311)	22.66	(249,962)	13.27
Forfeited	(219,964)	15.28	(96,933)	13.27

Outstanding at December 31	2,408,474	19.55	1,487,149	16.00

Summary of Restricted Shares Units

Restricted share units

	2012		2011
	Shares	Weighted average grant date fair value in USD	Shares	Weighted average grant date fair value in USD
Outstanding at January 1	2,360,806	16.08	1,283,295	13.27
Granted	2,021,918	23.31	1,571,236	17.52
Vested	(849,289)	15.72	(400,835)	13.27
Forfeited	(233,312)	16.74	(92,890)	13.81

Outstanding at December 31	3,300,123	20.56	2,360,806	16.08